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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3121

                        EquiTrust Money Market Fund, Inc.
               (Exact name of registrant as specified in charter)

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
5400 University Avenue, West Des Moines, IA                              50266
  (Address of principal executive offices)                            (Zip code)

                            David A. McNeill, Esquire
                        EquiTrust Money Market Fund, Inc.
                5400 University Avenue, West Des Moines, IA 50266
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 515-225-5400

Date of fiscal year end: 07/31/2009

Date of reporting period: 07/01/08 - 06/30/09

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The EquiTrust Money Market Fund, Inc. was not entitled to vote on any matter relating to a security considered at any shareholder meeting held during the period covered by this report.
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EquiTrust Money Market Fund, Inc.


By: /s/ Kristi Rojohn
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    Kristi Rojohn, Chief Executive Officer

Date: August 17, 2009